Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2020

IVF-QTLY-0320
1.813010.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	1,097,118	$38,188,465
Bermuda - 0.1%
IHS Markit Ltd.	30,227	2,383,701
Brazil - 3.4%
BM&F BOVESPA SA	3,497,800	39,367,198
Equatorial Energia SA	5,665,100	31,535,979
Lojas Renner SA	2,321,100	31,136,972
Rumo SA (a)	6,252,300	33,870,396

TOTAL BRAZIL		135,910,545

Canada - 7.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,165,936	38,967,318
Brookfield Asset Management, Inc. Class A	685,945	41,986,693
Canadian National Railway Co.	485,774	45,394,945
Canadian Pacific Railway Ltd.	152,091	40,401,686
CGI Group, Inc. Class A (sub. vtg.) (a)	462,485	35,411,520
Constellation Software, Inc.	37,694	39,620,854
Thomson Reuters Corp.	451,900	36,328,881
Waste Connection, Inc. (Canada)	346,852	33,429,781

TOTAL CANADA		311,541,678

Cayman Islands - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	480,724	99,312,769
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	321,776	39,111,873
Shenzhou International Group Holdings Ltd.	2,575,800	34,051,619
TAL Education Group ADR (a)	813,900	40,613,610
Tencent Holdings Ltd.	1,642,500	78,331,163

TOTAL CAYMAN ISLANDS		291,421,034

China - 3.5%
Kweichow Moutai Co. Ltd. (A Shares)	222,200	32,635,031
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,982,000	45,027,899
Shanghai International Airport Co. Ltd. (A Shares)	2,803,649	27,331,859
Wuliangye Yibin Co. Ltd. (A Shares)	1,847,600	32,280,029

TOTAL CHINA		137,274,818

Denmark - 3.2%
DSV A/S	324,000	35,276,036
Novo Nordisk A/S Series B	847,400	51,582,674
ORSTED A/S (b)	373,300	40,776,622

TOTAL DENMARK		127,635,332

Finland - 1.6%
Kone OYJ (B Shares)	564,300	36,461,259
Neste Oyj	664,550	26,444,248

TOTAL FINLAND		62,905,507

France - 13.9%
Air Liquide SA	309,810	44,795,301
Dassault Systemes SA	236,057	41,023,906
Edenred SA	661,258	35,781,034
Hermes International SCA	50,987	38,259,790
Kering SA	66,915	41,187,705
L'Oreal SA	158,971	44,411,680
Legrand SA	463,500	37,216,835
LVMH Moet Hennessy Louis Vuitton SE	124,260	54,111,792
Pernod Ricard SA	224,082	38,893,089
Safran SA	271,636	43,968,591
Sanofi SA	541,600	52,231,052
SR Teleperformance SA	140,554	35,353,905
VINCI SA	394,329	43,820,524

TOTAL FRANCE		551,055,204

Germany - 6.3%
adidas AG	132,211	41,906,457
Deutsche Borse AG	234,300	38,211,004
MTU Aero Engines Holdings AG	119,133	36,254,950
SAP SE	432,000	56,259,918
Symrise AG	352,300	36,313,360
Vonovia SE	683,800	39,086,307

TOTAL GERMANY		248,031,996

Hong Kong - 1.4%
AIA Group Ltd.	5,410,400	53,611,375
India - 3.9%
HDFC Bank Ltd.	1,982,764	33,869,371
Housing Development Finance Corp. Ltd.	1,255,404	42,310,596
Kotak Mahindra Bank Ltd.	1,524,764	35,974,587
Reliance Industries Ltd.	2,063,777	40,594,487

TOTAL INDIA		152,749,041

Indonesia - 0.9%
PT Bank Central Asia Tbk	14,349,000	33,906,993
Ireland - 2.6%
Kerry Group PLC Class A	286,800	36,674,110
Kingspan Group PLC (Ireland)	577,808	35,661,520
Linde PLC	159,100	32,317,983

TOTAL IRELAND		104,653,613

Italy - 1.3%
Enel SpA	5,692,300	49,615,928
Japan - 3.0%
Hoya Corp.	403,200	38,588,423
Kao Corp.	470,900	37,557,657
Keyence Corp.	120,760	40,594,324

TOTAL JAPAN		116,740,404

Netherlands - 6.7%
Airbus Group NV	321,000	47,143,385
ASML Holding NV (Netherlands)	189,160	53,085,370
Ferrari NV	208,047	35,187,015
Unilever NV	1,030,300	60,120,294
Wolters Kluwer NV	489,900	36,902,539
Yandex NV Series A (a)	750,200	33,616,462

TOTAL NETHERLANDS		266,055,065

Philippines - 0.8%
SM Prime Holdings, Inc.	44,160,700	33,537,472
South Africa - 0.8%
Capitec Bank Holdings Ltd.	358,875	32,188,399
Spain - 4.1%
Amadeus IT Holding SA Class A	485,000	38,093,317
Cellnex Telecom SA (b)	761,176	37,920,666
Ferrovial SA	1,142,875	36,326,708
Iberdrola SA	4,487,344	49,119,919

TOTAL SPAIN		161,460,610

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	1,532,700	36,380,616
Atlas Copco AB (A Shares)	1,077,700	38,285,783
Hexagon AB (B Shares)	640,300	34,931,864

TOTAL SWEDEN		109,598,263

Switzerland - 7.9%
Givaudan SA	11,426	37,722,882
Nestle SA (Reg. S)	832,630	91,833,012
Partners Group Holding AG	38,785	35,628,081
Roche Holding AG (participation certificate)	222,100	74,507,580
Sika AG	209,218	37,686,174
Temenos Group AG	225,657	36,524,010

TOTAL SWITZERLAND		313,901,739

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,656,000	78,531,469
United Kingdom - 9.7%
Ashtead Group PLC	1,121,400	36,353,853
AstraZeneca PLC (United Kingdom)	560,300	54,812,825
British American Tobacco PLC (United Kingdom)	1,181,200	52,084,930
Compass Group PLC	1,572,688	38,880,353
Diageo PLC	1,262,322	49,916,150
HomeServe PLC	1,935,800	32,770,790
London Stock Exchange Group PLC	406,200	41,977,031
RELX PLC (London Stock Exchange)	1,625,630	43,211,952
Rentokil Initial PLC	5,556,000	34,262,379

TOTAL UNITED KINGDOM		384,270,263

United States of America - 2.7%
MasterCard, Inc. Class A	111,124	35,108,517
NICE Systems Ltd. sponsored ADR (a)(c)	222,045	38,258,354
Visa, Inc. Class A	175,812	34,981,314

TOTAL UNITED STATES OF AMERICA		108,348,185

TOTAL COMMON STOCKS
(Cost $3,179,692,951)		3,905,517,099

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.58% (d)	69,968,133	69,982,127
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	353,465	353,500
TOTAL MONEY MARKET FUNDS
(Cost $70,335,627)		70,335,627
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,250,028,578)		3,975,852,726
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,217,573)
NET ASSETS - 100%		$3,948,635,153

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,697,288 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$182,625
Fidelity Securities Lending Cash Central Fund	7,004
Total	$189,629

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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